CASH SURRENDER VALUE OF LIFE INSURANCE (Tables)	6 Months Ended
Jun. 30, 2015
Cash Surrender Value Of Life Insurance Tables
Cash surrender value of life insurance, net

A summary of net cash surrender value of life insurance as of June 30, 2015 is reported as below:

Cash surrender value of life insurance	$151,464
Less: policy loan balance outstanding	(116,473)

Cash surrender value of life insurance, net	$34,991